SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 2,529,000	$ 1,472,000
Valuation allowance	(2,529,000)	(1,472,000)
Net deferred tax asset